Note 5 - Long-Term Debt	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
5.	Long-Term Debt

Long-term debt represents bank loans of the ship-owning companies. Details of the loans are discussed in Note 10 of our consolidated financial statements for the year ended December 31, 2013 included in the Company’s annual report on Form 20-F.  Outstanding long-term debt as of December 31, 2013 and June 30, 2014 is as follows:

Borrower	December 31, 2013	June 30, 2014
Prospero Maritime Inc.	-	1,906,250
Allendale Investments S.A.	-	1,906,250
Eternity Shipping Company	-	1,906,250
Pillory Associates Corporation	-	1,906,250
Eirini Shipping Ltd.	-	15,300,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	5,000,000	4,600,000
Manolis Shipping Ltd.	5,840,000	5,520,000
Saf Concord Shipping Ltd.	5,250,000	4,750,000
Eleni Shipping Ltd.	5,400,000	-
Pantelis Shipping Corp.	7,360,000	6,800,000
Aggeliki Shipping Ltd.	4,864,000	4,258,000
Noumea Shipping Ltd.	11,930,000	10,585,000
	45,644,000	59,438,000
Less: Current portion	(12,862,000)	(14,617,000)
Long-term portion	$32,782,000	$44,821,000

None of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To June 30:
2015	14,617,000
2016	16,056,000
2017	14,225,000
2018	4,840,000
2019	9,700,000
Total	$59,438,000

The Company’s loans are secured with one or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.

•	first assignment of earnings and insurance.

•	a corporate guarantee of Euroseas Ltd.

•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover, restrictions as to changes in management and ownership of the vessel ship-owning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $7,862,415 and 7,994,059 as of December 31, 2013 and June 30, 2014, respectively, and are shown as “Restricted cash” under “Current assets” and “Long-term assets” in the unaudited condensed consolidated balance sheets. The Company was in compliance with all its debt covenants as of June 30, 2014.

Interest expense for the six-month periods ended June 30, 2014 and 2013 amounted to $895,945 and $884,341, respectively.